Schedule of Investments (unaudited)	iShares® Russell Top 200 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Lockheed Martin Corp.	54,703	$19,441,993
Northrop Grumman Corp.	3,321	1,285,460
		20,727,453
Air Freight & Logistics — 0.9%
FedEx Corp.	26,884	6,953,278
United Parcel Service Inc., Class B	182,840	39,189,925
		46,143,203
Automobiles — 4.4%
Rivian Automotive Inc., Class A(a)(b)	8,962	929,270
Tesla Inc.(a)	204,317	215,918,119
		216,847,389
Beverages — 2.0%
Coca-Cola Co. (The)	692,617	41,009,853
Monster Beverage Corp.(a)	86,848	8,340,882
PepsiCo Inc.	289,726	50,328,303
		99,679,038
Biotechnology — 2.4%
AbbVie Inc.	446,326	60,432,540
Amgen Inc.	117,947	26,534,537
Moderna Inc.(a)	85,598	21,740,180
Regeneron Pharmaceuticals Inc.(a)	2,718	1,716,471
Vertex Pharmaceuticals Inc.(a)	25,673	5,637,791
		116,061,519
Capital Markets — 1.2%
Blackstone Inc., NVS	172,054	22,262,067
Goldman Sachs Group Inc. (The)	5,094	1,948,710
Moody's Corp.	38,776	15,145,130
S&P Global Inc.	43,053	20,318,002
		59,673,909
Chemicals — 0.7%
Dow Inc.	13,581	770,314
Ecolab Inc.	55,471	13,012,942
Sherwin-Williams Co. (The)	60,724	21,384,564
		35,167,820
Commercial Services & Supplies — 0.1%
Waste Management Inc.	16,940	2,827,286
Consumer Finance — 0.3%
American Express Co.	100,962	16,517,383
Entertainment — 1.4%
Netflix Inc.(a)	109,107	65,730,421
Walt Disney Co. (The)(a)	23,358	3,617,921
		69,348,342
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	114,077	33,367,522
Crown Castle International Corp.	108,859	22,723,228
Equinix Inc.	16,075	13,596,878
Public Storage	29,034	10,874,975
		80,562,603
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	104,425	59,282,072
Sysco Corp.	129,065	10,138,056
		69,420,128
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	219,424	30,881,734
Align Technology Inc.(a)	19,855	13,048,309
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	156,136	$20,227,419
Intuitive Surgical Inc.(a)	89,519	32,164,176
Stryker Corp.	37,552	10,042,156
		106,363,794
Health Care Providers & Services — 0.5%
HCA Healthcare Inc.	61,817	15,882,024
UnitedHealth Group Inc.	16,388	8,229,070
		24,111,094
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings Inc.(a)	10,358	24,851,224
Las Vegas Sands Corp.(a)	83,325	3,136,353
Marriott International Inc./MD, Class A(a)	68,541	11,325,715
McDonald's Corp.	33,540	8,991,068
Starbucks Corp.	297,760	34,828,987
		83,133,347
Household Products — 0.3%
Colgate-Palmolive Co.	111,552	9,519,848
Kimberly-Clark Corp.	42,750	6,109,830
		15,629,678
Industrial Conglomerates — 0.2%
3M Co.	21,279	3,779,789
Honeywell International Inc.	37,835	7,888,976
		11,668,765
Insurance — 0.3%
Aon PLC, Class A	32,499	9,767,899
Marsh & McLennan Companies Inc.	15,089	2,622,770
		12,390,669
Interactive Media & Services — 11.5%
Alphabet Inc., Class A(a)	65,428	189,547,533
Alphabet Inc., Class C, NVS(a)	61,039	176,621,840
Meta Platforms Inc, Class A(a)	597,113	200,838,958
		567,008,331
Internet & Direct Marketing Retail — 7.6%
Amazon.com Inc.(a)	109,652	365,617,050
eBay Inc.	158,034	10,509,261
		376,126,311
IT Services — 6.9%
Accenture PLC, Class A	129,167	53,546,180
Automatic Data Processing Inc.	98,840	24,371,967
Block Inc., Class A(a)(b)	99,869	16,129,842
Fiserv Inc.(a)	10,257	1,064,574
Mastercard Inc., Class A	221,051	79,428,045
PayPal Holdings Inc.(a)	296,854	55,980,727
Snowflake Inc., Class A(a)	47,236	16,001,195
Twilio Inc., Class A(a)	11,807	3,109,256
Visa Inc., Class A	427,632	92,672,131
		342,303,917
Life Sciences Tools & Services — 0.5%
Danaher Corp.	8,338	2,743,285
Illumina Inc.(a)	36,895	14,036,334
Thermo Fisher Scientific Inc.	8,938	5,963,791
		22,743,410
Machinery — 1.3%
Caterpillar Inc.	117,830	24,360,174
Deere & Co.	70,446	24,155,229
Illinois Tool Works Inc.	71,279	17,591,657
		66,107,060

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.4%
Charter Communications Inc., Class A(a)	29,888	$19,486,079
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	108,048	4,508,843
Southern Copper Corp.	19,346	1,193,842
		5,702,685
Multiline Retail — 0.4%
Dollar General Corp.	25,371	5,983,243
Target Corp.	55,187	12,772,479
		18,755,722
Oil, Gas & Consumable Fuels — 0.0%
EOG Resources Inc.	17,515	1,555,857
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	57,810	21,401,262
Pharmaceuticals — 1.5%
Eli Lilly & Co.	169,166	46,727,033
Zoetis Inc.	113,698	27,745,723
		74,472,756
Road & Rail — 0.8%
Uber Technologies Inc.(a)	349,529	14,655,751
Union Pacific Corp.	102,641	25,858,347
		40,514,098
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices Inc.(a)	305,736	43,995,410
Analog Devices Inc.	53,887	9,471,718
Applied Materials Inc.	227,549	35,807,111
Broadcom Inc.	100,850	67,106,599
KLA Corp.	38,296	16,471,493
Lam Research Corp.	35,522	25,545,646
Micron Technology Inc.	38,974	3,630,428
NVIDIA Corp.	604,394	177,758,319
NXP Semiconductors NV	20,518	4,673,590
QUALCOMM Inc.	284,976	52,113,561
Texas Instruments Inc.	144,738	27,278,771
		463,852,646
Software — 17.9%
Adobe Inc.(a)	120,616	68,396,509
Atlassian Corp. PLC, Class A(a)	35,183	13,414,926
Autodesk Inc.(a)	55,656	15,649,911
Intuit Inc.	67,058	43,133,047
Microsoft Corp.	1,903,937	640,332,092
Oracle Corp.	388,559	33,886,230
salesforce.com Inc.(a)	45,369	11,529,624
ServiceNow Inc.(a)	49,802	32,326,976
Security	Shares	Value

Software (continued)
VMware Inc., Class A	20,859	$2,417,141
Workday Inc., Class A(a)	47,918	13,090,239
Zoom Video Communications Inc., Class A(a)	54,928	10,101,809
		884,278,504
Specialty Retail — 3.8%
Home Depot Inc. (The)	268,644	111,489,946
Lowe's Companies Inc.	175,046	45,245,890
Ross Stores Inc.	88,280	10,088,638
TJX Companies Inc. (The)	304,706	23,133,280
		189,957,754
Technology Hardware, Storage & Peripherals — 14.0%
Apple Inc.	3,899,556	692,444,159
Dell Technologies Inc., Class C(a)	32,684	1,835,860
		694,280,019
Textiles, Apparel & Luxury Goods — 1.1%
Nike Inc., Class B	312,986	52,165,377

Tobacco — 0.3%
Altria Group Inc.	259,489	12,297,184

Total Common Stocks — 99.9%
(Cost: $3,043,927,202)		4,939,282,392

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	948,106	948,391
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	6,166,000	6,166,000
		7,114,391

Total Short-Term Investments — 0.1%
(Cost: $7,114,392)		7,114,391

Total Investments in Securities — 100.0%
(Cost: $3,051,041,594)		4,946,396,783

Other Assets, Less Liabilities — (0.0)%		(356,392)

Net Assets — 100.0%		$4,946,040,391

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,766,773	$—		$(9,819,867	)(a)	$1,486	$(1)	$948,391	948,106	$23,447	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,416,000	1,750,000	(a)	—		—	—	6,166,000	6,166,000	301		—
						$1,486	$(1)	$7,114,391		$23,748		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	5	03/18/22	$875	$13,253
NASDAQ 100 E-Mini Index	14	03/18/22	4,570	47,470
				$60,723

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,939,282,392	$—	$—	$4,939,282,392
Money Market Funds	7,114,391	—	—	7,114,391
	$4,946,396,783	$—	$—	$4,946,396,783
Derivative financial instruments(a)
Assets
Futures Contracts	$60,723	$—	$—	$60,723

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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